DEBT (Tables)	12 Months Ended
Dec. 31, 2016
Debt Disclosure [Abstract]
Long-term Debt and Capital Lease Obligations
Long-term debt obligations are summarized as follows on December 31, 2016 and December 26, 2015 (amounts in thousands):

	2016	2015
Series 2012 Senior Notes Tranche A, due on December 17, 2022, interest payable semi-annually at 3.89%	$35,000	$35,000
Series 2012 Senior Notes Tranche B, due on December 17, 2024, interest payable semi-annually at 3.98%	40,000	40,000
Revolving credit facility totaling $295 million due on November 3, 2019, interest payable monthly at a floating rate (1.67% on December 31,2016)	23,860	—
Series 1999 Industrial Development Revenue Bonds, due on August 1, 2029, interest payable monthly at a floating rate (0.52% on December 31, 2016 and 0.17% on December 26, 2015)	3,300	3,300
Series 2000 Industrial Development Revenue Bonds, due on October 1, 2020, interest payable monthly at a floating rate (0.59% on December 31, 2016 and 0.26% on December 26, 2015)	2,700	2,700
Series 2002 Industrial Development Revenue Bonds, due on December 1, 2022, interest payable monthly at a floating rate (0.57% on December 31, 2016 and 0.25% on December 26, 2015)	3,700	3,700
Capital leases and foreign affiliate debt	3,336	1,195
	111,896	85,895
Less current portion	2,634	1,145
Less debt issuance costs	203	—
Long-term portion	$109,059	$84,750

Principal Maturities of Long-term Debt and Capital Lease Obligations	On December 31, 2016, the principal maturities of long-term debt and capital lease obligations are as follows (in thousands):

2017	$2,634
2018	393
2019	24,009
2020	2,832
2021	28
Thereafter	82,000
Total	$111,896